OPERATING LEASE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Maturity of Operating Lease Liability

2021	$104,520
2022	427,484
2023	440,308
2024	110,888
Total minimum lease payments	1,083,196
Discount	(186,527)
Operating lease liability	$896,669

2021	$415,033
2022	427,484
2023	440,308
2024	110,884
Total minimum lease payments	1,393,709
Discount	(300,032)
Operating lease liability	$1,093,677